Preferred and Common Shares and Additional Paid-in Capital (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	May 16, 2023
Equity, Class of Treasury Stock [Line Items]
Treasury Stock, Retired, Cost Method, Amount	$ 13,056	$ 20,068
Payments of Dividends	$ 98,196
Common Stock, Dividends, Per Share, Cash Paid	$ 0.95
Share Repurchase Program [Member]
Equity, Class of Treasury Stock [Line Items]
Stock Repurchase Program, Remaining Authorized Repurchase Amount			$ 8,549
Stock Repurchase Program, Authorized Amount			$ 50,000
Share Repurchase Program [Member] | Open Market Transactions [Member]
Equity, Class of Treasury Stock [Line Items]
Treasury Stock, Shares, Acquired	107,349
Shares Acquired, Average Cost Per Share	$ 17.65
Treasury Stock, Retired, Cost Method, Amount	$ 1,897
Share Repurchase Program [Member] | Open Market Transactions [Member] | Until May 16, 2023 [Member]
Equity, Class of Treasury Stock [Line Items]
Treasury Stock, Shares, Acquired	531,223
Shares Acquired, Average Cost Per Share	$ 20.98
Treasury Stock, Retired, Cost Method, Amount	$ 11,159
Performance Incentive Program [Member]
Equity, Class of Treasury Stock [Line Items]
Number of shares issued	450,000